CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 309,839	$ 65,187	$ 3,762
Direct financing lease income	2,244	0	0
Operating expense reimbursements	17,795	2,020	208
Total revenues	329,878	67,207	3,970
Operating expenses:
Acquisition related	76,136	45,070	3,898
Merger and other transaction related	278,319	2,603	0
Property operating	23,616	3,522	220
Operating fees to affiliate	5,654	212	0
General and administrative	10,645	4,215	735
Equity based compensation	34,962	1,197	0
Depreciation and amortization	211,372	41,003	2,111
Total operating expenses	640,704	97,822	6,964
Operating loss	(310,826)	(30,615)	(2,994)
Other (expense) income:
Interest expense	(102,305)	(11,856)	(960)
Other income, net	2,847	979	2
Loss on derivative instruments, net	(67,946)	0	0
Loss on sale of investments in affiliates	(411)	0	0
Loss on sale of investments	(1,795)	0	0
Total other expenses, net	(169,610)	(10,877)	(958)
Loss from continuing operations	(480,436)	(41,492)	(3,952)
Net loss from continuing operations attributable to non-controlling interests	5,715	255	69
Net loss from continuing operations attributable to stockholders	(474,721)	(41,237)	(3,883)
Discontinued operations:
Loss from operations of held for sale properties	(34)	(145)	(37)
Gain (loss) on held for sale properties	14	(600)	(815)
Net loss from discontinued operations	(20)	(745)	(852)
Net loss from discontinued operations attributable to non-controlling interest	1	46	36
Net loss from discontinued operations attributable to stockholders	(19)	(699)	(816)
Net loss	(480,456)	(42,237)	(4,804)
Net loss attributable to non-controlling interests	5,716	301	105
Net loss attributable to stockholders	(474,740)	(41,936)	(4,699)
Other comprehensive loss:
Designated derivatives, fair value adjustments	11,480	(3,743)	(98)
Change in unrealized gain/loss on investment securities	119	(93)	0
Comprehensive loss	$ (463,141)	$ (45,772)	$ (4,797)
Basic and diluted loss per share from continuing operations attributable to common stockholders	$ (2.33)	$ (0.40)	$ (1.04)
Basic and diluted loss per share attributable to common stockholders	$ (2.33)	$ (0.41)	$ (1.26)
Basic and diluted net loss per share from discontinued operations attributable to stockholders	$ 0.00	$ (0.01)	$ (0.22)